UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

1.805758.110

ALSF-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.1%
Auto Components - 2.0%
Delphi Automotive PLC	446,000	$ 29,811
Tenneco, Inc. (a)	630,300	37,736
TRW Automotive Holdings Corp. (a)	298,400	23,976
		91,523
Automobiles - 5.5%
Ford Motor Co.	7,095,667	114,595
General Motors Co.	3,475,822	119,846
General Motors Co.:
warrants 7/10/16 (a)	384,439	9,507
warrants 7/10/19 (a)	384,439	6,570
Motors Liquidation Co. GUC Trust (a)	100,812	2,777
		253,295
Diversified Consumer Services - 3.6%
Service Corp. International	8,897,167	167,000
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	849,156	23,938
Penn National Gaming, Inc. (a)	297,660	3,322
Station Holdco LLC unit (a)(g)(h)	116,342	21
		27,281
Household Durables - 1.9%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	5,267
Lennar Corp. Class A (e)	576,600	22,251
Newell Rubbermaid, Inc.	1,935,853	58,289
		85,807
Media - 6.1%
Cinemark Holdings, Inc.	2,129,655	63,080
Comcast Corp. Class A	3,208,166	166,055
Gray Television, Inc. (a)(f)	3,167,163	35,631
Nexstar Broadcasting Group, Inc. Class A (e)	394,502	15,721
		280,487
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	314,878	19,441
GameStop Corp. Class A (e)	2,499,775	99,191
Sally Beauty Holdings, Inc. (a)	1,303,600	35,732
		154,364
TOTAL CONSUMER DISCRETIONARY		1,059,757
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.7%
Food Products - 1.4%
ConAgra Foods, Inc.	438,800	$ 13,388
Darling International, Inc. (a)	2,452,617	49,077
		62,465
Personal Products - 0.3%
Revlon, Inc. (a)	459,739	13,857
TOTAL CONSUMER STAPLES		76,322
ENERGY - 9.9%
Energy Equipment & Services - 2.9%
Ensco PLC Class A	90,000	4,541
Halliburton Co.	943,707	59,520
Noble Corp.	753,990	23,230
Oil States International, Inc. (a)	203,434	19,762
Schlumberger Ltd.	90,600	9,200
Transocean Ltd. (United States) (e)	316,300	13,623
		129,876
Oil, Gas & Consumable Fuels - 7.0%
Continental Resources, Inc. (a)(e)	384,513	53,263
Denbury Resources, Inc.	1,326,400	22,310
Hess Corp.	633,490	56,482
HollyFrontier Corp.	1,208,529	63,557
Kodiak Oil & Gas Corp. (a)	1,639,653	20,840
Peabody Energy Corp.	677,175	12,873
Range Resources Corp.	202,800	18,343
Valero Energy Corp.	1,003,334	57,361
Western Refining, Inc. (e)	393,586	17,121
		322,150
TOTAL ENERGY		452,026
FINANCIALS - 10.8%
Banks - 7.4%
Bank of America Corp.	6,881,001	104,178
Barclays PLC sponsored ADR (e)	1,945,679	33,291
CIT Group, Inc.	170,690	7,348
Citigroup, Inc.	1,110,553	53,207
Huntington Bancshares, Inc.	7,094,120	64,982
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Regions Financial Corp.	4,218,220	$ 42,773
SunTrust Banks, Inc.	836,400	32,001
		337,780
Consumer Finance - 1.0%
American Express Co.	515,752	45,092
Insurance - 1.1%
AFLAC, Inc.	530,400	33,267
Lincoln National Corp.	360,400	17,483
		50,750
Real Estate Investment Trusts - 1.0%
Gaming & Leisure Properties	355,926	13,080
Host Hotels & Resorts, Inc.	832,331	17,853
Sabra Health Care REIT, Inc.	452,492	13,561
		44,494
Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (a)	369,860	15,553
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. (a)	328,300	2,823
TOTAL FINANCIALS		496,492
HEALTH CARE - 10.6%
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	8,034,144	101,311
Covidien PLC	286,325	20,401
		121,712
Health Care Providers & Services - 5.1%
Community Health Systems, Inc. (a)	1,152,373	43,663
DaVita HealthCare Partners, Inc. (a)	606,706	42,045
HCA Holdings, Inc. (a)	998,521	51,923
Tenet Healthcare Corp. (a)	1,535,663	69,228
Universal Health Services, Inc. Class B	317,795	25,992
		232,851
Pharmaceuticals - 2.8%
Johnson & Johnson	127,900	12,955
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,321,200	$ 77,369
Sanofi SA sponsored ADR	745,266	40,095
		130,419
TOTAL HEALTH CARE		484,982
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	387,924	36,038
Huntington Ingalls Industries, Inc.	196,360	20,225
Textron, Inc.	497,300	20,340
		76,603
Airlines - 3.8%
American Airlines Group, Inc.	1,236,200	43,354
Delta Air Lines, Inc.	2,920,820	107,574
Southwest Airlines Co.	478,033	11,554
United Continental Holdings, Inc. (a)	309,700	12,657
		175,139
Building Products - 0.7%
Allegion PLC	201,992	9,968
Armstrong World Industries, Inc. (a)	423,381	22,253
		32,221
Commercial Services & Supplies - 1.0%
Deluxe Corp.	626,387	34,420
Tyco International Ltd.	267,791	10,953
		45,373
Electrical Equipment - 0.7%
Emerson Electric Co.	136,500	9,307
Generac Holdings, Inc.	373,058	21,966
		31,273
Industrial Conglomerates - 0.5%
General Electric Co.	896,117	24,097
Machinery - 1.6%
Harsco Corp.	854,076	20,438
Ingersoll-Rand PLC	605,977	36,237
Pentair Ltd.	64,254	4,773
Timken Co.	187,566	11,832
		73,280
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.3%
Genco Shipping & Trading Ltd. rights 5/29/14 (a)	77,605	$ 0
Navios Maritime Holdings, Inc.	1,788,039	14,072
Road & Rail - 0.4%
Hertz Global Holdings, Inc. (a)	583,000	16,598
TOTAL INDUSTRIALS		488,656
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,982,651	45,819
Electronic Equipment & Components - 1.9%
Avnet, Inc.	489,587	21,116
Belden, Inc.	649,536	47,942
Corning, Inc.	605,400	12,659
Viasystems Group, Inc. (a)	441,914	5,312
		87,029
Internet Software & Services - 0.2%
VeriSign, Inc. (a)(e)	194,300	9,167
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)(e)	1,295,308	5,298
Freescale Semiconductor, Inc. (a)	939,600	20,643
Intersil Corp. Class A	1,177,013	14,524
Micron Technology, Inc. (a)	1,890,455	49,379
NXP Semiconductors NV (a)	230,536	13,745
ON Semiconductor Corp. (a)	4,465,694	42,022
		145,611
Software - 1.4%
Citrix Systems, Inc. (a)	190,801	11,316
Microsoft Corp.	1,258,432	50,841
		62,157
Technology Hardware, Storage & Peripherals - 1.2%
EMC Corp.	1,160,700	29,946
NCR Corp. (a)	882,069	26,912
		56,858
TOTAL INFORMATION TECHNOLOGY		406,641
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 13.0%
Chemicals - 10.4%
H.B. Fuller Co.	380,376	$ 17,623
LyondellBasell Industries NV Class A	4,541,290	420,063
OMNOVA Solutions, Inc. (a)(f)	2,609,132	23,795
Phosphate Holdings, Inc. (a)	192,500	144
W.R. Grace & Co. (a)	154,904	14,267
		475,892
Containers & Packaging - 1.9%
Rock-Tenn Co. Class A	755,151	72,200
Sealed Air Corp.	378,366	12,982
		85,182
Metals & Mining - 0.0%
Ormet Corp. (a)	650,000	13

Paper & Forest Products - 0.7%
Louisiana-Pacific Corp. (a)	1,221,110	20,014
Neenah Paper, Inc.	231,700	11,671
		31,685
TOTAL MATERIALS		592,772
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Frontier Communications Corp. (e)	4,666,144	27,764
Intelsat SA	855,300	15,549
Level 3 Communications, Inc. (a)	184,741	7,949
		51,262
UTILITIES - 3.1%
Electric Utilities - 0.2%
FirstEnergy Corp.	341,796	11,536
Independent Power Producers & Energy Traders - 2.9%
Calpine Corp. (a)	1,970,200	45,177
The AES Corp.	5,982,695	86,450
		131,627
TOTAL UTILITIES		143,163
TOTAL COMMON STOCKS (Cost $2,663,308)		4,252,073
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $9,025)	360,987	$ 9,924
Corporate Bonds - 0.4%
	Principal Amount (000s)
Convertible Bonds - 0.2%
INDUSTRIALS - 0.2%
Marine - 0.2%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 9,034	8,938
Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	2,515	0
7.125% 7/15/49 (d)	6,805	0
7.2% 1/15/11 (d)	18,790	0
8.25% 7/15/23 (d)	20,460	0
8.375% 7/15/33 (d)	41,210	0
8.8% 3/1/21 (d)	8,800	0
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Offshore Group Investment Ltd. 7.5% 11/1/19	11,640	12,106
TOTAL CORPORATE BONDS (Cost $18,102)		21,044
Money Market Funds - 9.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	296,852,163	$ 296,852
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	146,048,620	146,049
TOTAL MONEY MARKET FUNDS (Cost $442,901)		442,901
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $3,133,336)		4,725,942
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(147,343)
NET ASSETS - 100%		$ 4,578,599
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 4,743
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 270
Fidelity Securities Lending Cash Central Fund	425
Total	$ 695
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 24,736	$ -	$ -	$ -	$ 35,631
OMNOVA Solutions, Inc.	21,030	-	-	-	23,795
Total	$ 45,766	$ -	$ -	$ -	$ 59,426
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,059,757	$ 1,059,736	$ -	$ 21
Consumer Staples	76,322	76,322	-	-
Energy	452,026	452,026	-	-
Financials	506,416	506,416	-	-
Health Care	484,982	484,982	-	-
Industrials	488,656	488,656	-	-
Information Technology	406,641	406,641	-	-
Materials	592,772	592,772	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 51,262	$ 51,262	$ -	$ -
Utilities	143,163	143,163	-	-
Corporate Bonds	21,044	-	21,044	-
Money Market Funds	442,901	442,901	-	-
Total Investments in Securities:	$ 4,725,942	$ 4,704,877	$ 21,044	$ 21
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $3,131,210,000. Net unrealized appreciation aggregated $1,594,732,000, of which $1,702,428,000 related to appreciated investment securities and $107,696,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2014